Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 94.6%
Communication Services 14.6%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)		855,000	660,000
144A, 10.5%, 5/15/2027		2,110,000	1,992,684
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	848,244
144A, 5.125%, 1/15/2029		249,000	210,925
144A, 5.5%, 1/15/2028		1,470,000	1,296,143
144A, 8.125%, 2/1/2027		2,238,000	2,209,958
Audacy Capital Corp., 144A, 6.75%, 3/31/2029		700,000	337,750
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		1,250,000	1,137,500
144A, 5.0%, 2/1/2028		5,390,000	5,201,350
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027		705,000	579,640
144A, 6.0%, 6/15/2025		790,000	730,750
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		975,000	829,179
144A, 5.0%, 11/15/2031		650,000	489,086
144A, 5.75%, 1/15/2030		595,000	480,480
144A, 6.5%, 2/1/2029		1,425,000	1,377,405
144A, 7.5%, 4/1/2028		1,200,000	1,101,000
Directv Financing LLC, 144A, 5.875%, 8/15/2027		1,610,000	1,499,860
DISH DBS Corp.:
144A, 5.25%, 12/1/2026		1,500,000	1,297,500
144A, 5.75%, 12/1/2028		1,500,000	1,216,875
5.875%, 11/15/2024		830,000	763,540
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,645,000	1,545,872
144A, 6.0%, 1/15/2030 (b)		670,000	562,847
144A, 8.75%, 5/15/2030		700,000	743,323
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		2,870,000	2,754,770
144A, 7.0%, 10/15/2028		470,000	451,132
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	1,004,586
144A, 6.75%, 10/15/2027		1,539,000	1,494,034
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029		825,000	705,112
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,059,000
Sprint Capital Corp., 6.875%, 11/15/2028		340,000	381,650
Sprint Corp., 7.625%, 3/1/2026		1,100,000	1,199,131
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,450,000	1,209,155
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		4,550,000	4,423,737
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		1,000,000	901,750

Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		290,000	259,196
144A, 6.25%, 1/15/2028 (b)		305,000	299,977
144A, 7.5%, 5/15/2025		1,535,000	1,559,059
144A, 7.5%, 9/15/2027		495,000	501,188
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	863,154
Videotron Ltd., 144A, 3.625%, 6/15/2029		660,000	575,863
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		964,000	816,657
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		3,805,000	3,614,750
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	3,879,112
VTR Comunicaciones SpA, 144A, 4.375%, 4/15/2029		1,620,000	1,060,328
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	3,550,000	2,816,065
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	894,866
144A, 4.875%, 1/15/2030		1,285,000	1,186,248
			61,022,431
Consumer Discretionary 18.6%
1011778 BC Unlimited Liability Co.:
144A, 3.5%, 2/15/2029		620,000	564,808
144A, 3.875%, 1/15/2028		4,860,000	4,494,578
144A, 4.375%, 1/15/2028		1,315,000	1,218,755
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	323,000	314,817
Affinity Gaming, 144A, 6.875%, 12/15/2027		1,380,000	1,195,833
Arko Corp., 144A, 5.125%, 11/15/2029		700,000	588,056
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		820,000	782,495
6.875%, 11/1/2035 (b)		1,045,000	957,878
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		1,035,000	915,975
BK LC Lux Finco1 Sarl, 144A, 5.25%, 4/30/2029	EUR	2,278,000	1,925,678
Boyd Gaming Corp., 4.75%, 12/1/2027 (b)		1,770,000	1,700,775
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029 (b)		2,585,000	2,191,563
144A, 8.125%, 7/1/2027 (b)		3,940,000	3,940,000
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,045,000	1,639,180
144A, 6.0%, 5/1/2029		320,000	246,349
144A, 9.875%, 8/1/2027		1,440,000	1,492,106
REG S, 10.125%, 2/1/2026	EUR	715,000	764,563
144A, 10.5%, 2/1/2026		885,000	929,268
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	1,769,802
REG S, 4.375%, 5/15/2026	EUR	1,850,000	1,750,873
Ford Motor Co., 3.25%, 2/12/2032		1,010,000	843,350
Ford Motor Credit Co. LLC:
3.625%, 6/17/2031		2,940,000	2,493,590
4.125%, 8/17/2027		3,000,000	2,846,100
4.95%, 5/28/2027 (b)		1,570,000	1,542,525
5.584%, 3/18/2024		1,420,000	1,432,794
Hertz Corp., 144A, 4.625%, 12/1/2026		615,000	547,350
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		430,000	361,200
144A, 5.0%, 6/1/2029		1,040,000	920,218
International Game Technology PLC, 144A, 4.125%, 4/15/2026		3,160,000	3,015,730
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,100,000	1,641,127
144A, 7.75%, 10/15/2025		1,110,000	1,062,037

Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		650,000	564,272
144A, 6.125%, 9/15/2025		906,000	910,530
Meritage Homes Corp.:
144A, 3.875%, 4/15/2029		1,200,000	1,057,215
6.0%, 6/1/2025		310,000	314,457
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,095,096
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029		495,000	478,848
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024 (b)		1,410,000	1,212,600
144A, 5.875%, 3/15/2026		1,240,000	1,011,307
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		575,000	444,492
Newell Brands, Inc., 5.75%, 4/1/2046		745,000	638,003
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		800,000	866,592
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	396,781
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		3,290,000	3,000,809
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		700,000	484,616
144A, 9.125%, 6/15/2023		3,750,000	3,806,663
144A, 10.875%, 6/1/2023		1,115,000	1,140,071
144A, 11.5%, 6/1/2025		298,000	319,215
Sani/ikos Financial Holdings 1 Sarl, 144A, 5.625%, 12/15/2026	EUR	690,000	625,384
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		2,765,000	2,812,586
Staples, Inc., 144A, 7.5%, 4/15/2026		1,275,000	1,128,375
United Rentals North America, Inc., 5.25%, 1/15/2030		1,000,000	1,010,975
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		910,000	930,384
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,720,000	1,399,753
144A, 7.0%, 2/15/2029 (b)		1,115,000	900,619
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	155,458
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		315,000	274,838
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	3,200,000	2,927,150
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,435,670
			77,432,132
Consumer Staples 0.5%
Coty, Inc., 144A, 6.5%, 4/15/2026 (b)		100,000	97,943
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		2,050,000	2,050,000
			2,147,943
Energy 19.0%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	801,054
144A, 5.75%, 3/1/2027		1,805,000	1,796,471
144A, 5.75%, 1/15/2028		770,000	756,067
144A, 7.875%, 5/15/2026		639,000	668,822
Antero Resources Corp.:
144A, 5.375%, 3/1/2030		610,000	599,325
144A, 7.625%, 2/1/2029		1,631,000	1,718,666
144A, 8.375%, 7/15/2026		462,000	502,425
Apache Corp., 5.1%, 9/1/2040		664,000	590,542
Archrock Partners LP:
144A, 6.25%, 4/1/2028		2,105,000	1,904,835
144A, 6.875%, 4/1/2027		845,000	788,639
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		410,000	360,169
144A, 8.25%, 12/31/2028		890,000	867,269

Buckeye Partners LP, 144A, 4.5%, 3/1/2028	740,000	680,800
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	390,000	340,275
4.0%, 3/1/2031	1,400,000	1,300,866
4.5%, 10/1/2029	3,039,000	2,944,290
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,230,000	1,197,589
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	900,000	904,617
144A, 6.75%, 4/15/2029	4,190,000	4,340,211
Chord Energy Corp., 144A, 6.375%, 6/1/2026	440,000	433,400
CNX Resources Corp.:
144A, 6.0%, 1/15/2029 (b)	1,610,000	1,565,725
144A, 7.25%, 3/14/2027	1,160,000	1,174,645
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	2,120,000	1,940,500
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	420,000	394,598
144A, 6.75%, 3/1/2029	1,935,000	1,915,650
CQP Holdco LP, 144A, 5.5%, 6/15/2031	915,000	867,155
DCP Midstream Operating LP:
3.25%, 2/15/2032	630,000	542,726
5.125%, 5/15/2029	750,000	734,366
5.375%, 7/15/2025	2,677,000	2,743,925
5.625%, 7/15/2027	520,000	535,600
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,900,000	1,758,944
144A, 4.375%, 6/15/2031	350,000	314,125
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,985,000	1,988,057
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,000,000	921,840
144A, 4.5%, 1/15/2029	705,000	630,975
5.5%, 7/15/2028	580,000	548,135
144A, 6.0%, 7/1/2025	525,000	521,089
144A, 6.5%, 7/1/2027	815,000	816,687
Genesis Energy LP, 7.75%, 2/1/2028	950,000	916,560
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,590,608
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,190,000	1,060,076
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,596,875
144A, 6.0%, 2/1/2031	1,270,000	1,163,244
144A, 6.25%, 11/1/2028	320,000	309,902
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,000,000	915,440
144A, 7.375%, 5/15/2027	1,240,000	1,227,600
NuStar Logistics LP, 5.75%, 10/1/2025	905,000	879,298
Occidental Petroleum Corp.:
5.55%, 3/15/2026	1,095,000	1,125,112
6.125%, 1/1/2031	2,915,000	3,123,947
6.45%, 9/15/2036	1,220,000	1,356,799
6.625%, 9/1/2030	1,850,000	2,052,381
8.5%, 7/15/2027	1,050,000	1,199,625
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,589,250
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	367,230
Range Resources Corp.:
144A, 4.75%, 2/15/2030 (b)	150,000	143,250
8.25%, 1/15/2029	2,980,000	3,191,252
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	835,000	851,700
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	360,000	347,749
SM Energy Co., 6.5%, 7/15/2028	820,000	808,020

Southwestern Energy Co.:
4.75%, 2/1/2032		860,000	801,950
5.375%, 2/1/2029		1,480,000	1,446,700
5.95%, 1/23/2025		321,000	324,895
7.75%, 10/1/2027 (b)		1,180,000	1,230,622
8.375%, 9/15/2028		570,000	612,750
Sunoco LP:
4.5%, 5/15/2029		663,000	596,594
5.875%, 3/15/2028		285,000	272,705
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		2,266,875	2,079,858
USA Compression Partners LP, 6.875%, 9/1/2027		960,000	877,709
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029		280,000	258,362
144A, 4.125%, 8/15/2031		330,000	304,224
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		1,000,000	904,300
Western Midstream Operating LP, 4.65%, 7/1/2026		330,000	327,571
			79,265,232
Financials 0.5%
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,100,000	2,030,914
Health Care 7.4%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		2,470,000	2,393,553
AdaptHealth LLC:
144A, 4.625%, 8/1/2029		680,000	608,614
144A, 6.125%, 8/1/2028		885,000	837,539
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	900,000	853,494
Bausch Health Americas, Inc., 144A, 9.25%, 4/1/2026		1,900,000	1,320,500
Bausch Health Companies, Inc., 144A, 9.0%, 12/15/2025		2,850,000	2,066,250
Catalent Pharma Solutions, Inc., REG S, 2.375%, 3/1/2028	EUR	475,000	422,750
Centene Corp.:
2.5%, 3/1/2031		625,000	536,194
2.625%, 8/1/2031		625,000	532,962
3.0%, 10/15/2030		2,420,000	2,159,947
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,127,000
144A, 5.25%, 5/15/2030		300,000	252,000
144A, 5.625%, 3/15/2027		1,325,000	1,177,594
144A, 6.0%, 1/15/2029		755,000	658,737
144A, 6.125%, 4/1/2030 (b)		590,000	315,432
144A, 6.875%, 4/15/2029 (b)		1,685,000	935,175
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	351,576
4.75%, 2/1/2030		1,625,000	1,498,835
IQVIA, Inc., 144A, 5.0%, 5/15/2027		600,000	600,969
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,000,000	887,500
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		2,740,000	2,114,184
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029 (b)		700,000	629,159
144A, 6.625%, 4/1/2030		200,000	200,032
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,296,683
Tenet Healthcare Corp.:
4.625%, 7/15/2024		247,000	246,810
144A, 4.875%, 1/1/2026		1,710,000	1,684,179
144A, 6.25%, 2/1/2027		900,000	910,503

Teva Pharmaceutical Finance Netherlands II BV:
3.75%, 5/9/2027	EUR	500,000	473,908
4.375%, 5/9/2030	EUR	470,000	422,720
4.5%, 3/1/2025	EUR	460,000	468,928
6.0%, 1/31/2025	EUR	1,180,000	1,237,541
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029		730,000	669,717
6.0%, 4/15/2024		1,000,000	1,008,750
			30,899,735
Industrials 14.8%
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		80,000	80,613
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028		1,670,000	1,474,400
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		5,760,000	5,664,902
144A, 5.75%, 4/20/2029		705,000	675,038
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028		1,370,000	1,214,505
Avient Corp., 144A, 7.125%, 8/1/2030 (c)		290,000	298,822
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,825,000	1,574,610
144A, 7.5%, 3/15/2025		1,003,000	977,925
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029		500,000	485,078
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)		638,000	554,439
144A, 4.5%, 10/20/2025		1,800,000	1,777,499
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	3,100,000	2,736,793
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025		6,785,000	6,649,300
144A, 5.125%, 12/15/2026		430,000	432,799
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		1,400,000	1,360,926
Imola Merger Corp., 144A, 4.75%, 5/15/2029		2,500,000	2,337,500
La Financiere Atalian SASU, REG S, 5.125%, 5/15/2025	EUR	1,195,000	1,179,787
Masonite International Corp., 144A, 5.375%, 2/1/2028		5,166,000	5,049,765
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,353,038
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,041,000
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		760,000	693,135
Renk AG/Frankfurt am Main, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,137,184
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,728,042
Schenck Process Holding GmbH:
REG S, 5.375%, 6/15/2023	EUR	940,000	933,039
REG S, 6.875%, 6/15/2023	EUR	525,000	524,503
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,280,973
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,650,999	3,815,257
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029		540,000	467,171
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/2028 (b)		287,000	259,735
TK Elevator Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	4,632,023
144A, 3-month EURIBOR + 4.75%, 4.75% (d), 7/15/2027	EUR	2,500,000	2,452,919
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,801,920
TransDigm, Inc.:
4.625%, 1/15/2029		980,000	882,000
5.5%, 11/15/2027		1,260,000	1,189,427
United Airlines, Inc., 144A, 4.375%, 4/15/2026		2,000,000	1,920,000
WESCO Distribution, Inc., 144A, 7.25%, 6/15/2028		1,050,000	1,087,811
			61,723,878

Information Technology 1.3%
ams-OSRAM AG, 144A, 7.0%, 7/31/2025 (b)		3,560,000	3,364,200
NCR Corp., 144A, 5.125%, 4/15/2029		2,375,000	2,280,178
			5,644,378
Materials 13.6%
Ahlstrom-Munksjo Holding 3 Oy:
144A, 3.625%, 2/4/2028	EUR	850,000	696,123
144A, 4.875%, 2/4/2028		2,460,000	1,994,272
Arconic Corp., 144A, 6.125%, 2/15/2028		3,025,000	3,023,276
ARD Finance SA, 144A, 6.5%, 6/30/2027		466,470	353,016
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		3,425,000	3,031,125
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027 (b)		3,020,000	2,884,707
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	947,951
5.375%, 5/15/2027		895,000	854,725
144A, 5.75%, 11/15/2028		3,405,000	3,244,931
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		930,000	834,312
144A, 5.375%, 2/1/2025		313,000	309,088
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029 (b)		366,000	341,610
144A, 4.875%, 3/1/2031 (b)		1,095,000	1,017,419
Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029		180,000	181,750
Constellium SE:
144A, 3.75%, 4/15/2029		2,512,000	2,141,480
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,364,902
144A, 5.625%, 6/15/2028		3,861,000	3,480,671
144A, 5.875%, 2/15/2026		284,000	275,649
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029		1,060,000	931,433
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,582,381
144A, 6.875%, 10/15/2027		4,930,000	4,695,825
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	1,832,359
144A, 6.125%, 4/1/2029		3,100,000	2,410,250
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/2026		2,440,000	2,160,156
Kleopatra Finco Sarl, REG S, 4.25%, 3/1/2026	EUR	940,000	816,618
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	459,404
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	2,150,000	2,002,717
Lenzing AG, REG S, 5.75%, Perpetual (e)	EUR	800,000	768,581
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	489,330
144A, 7.25%, 4/15/2025 (b)		1,165,000	1,068,340
Novelis Corp., 144A, 4.75%, 1/30/2030		4,260,000	3,940,649
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	631,956
Rimini Bidco SpA, 144A, 3-month EURIBOR + 5.25%, 5.25% (d), 12/14/2026	EUR	1,360,000	1,188,439
SPCM SA, 144A, 3.125%, 3/15/2027		1,400,000	1,193,500
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,625,000	1,297,140
Tronox, Inc., 144A, 4.625%, 3/15/2029		2,480,000	2,137,815
			56,583,900
Real Estate 2.2%
ADLER Group SA:
REG S, 2.25%, 1/14/2029	EUR	2,500,000	1,309,195
REG S, 3.25%, 8/5/2025	EUR	600,000	357,231

Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	509,363
144A, (REIT), 5.0%, 7/15/2028		770,000	732,316
144A, (REIT), 5.25%, 7/15/2030		1,185,000	1,108,603
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	2,150,000	1,845,725
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030 (b)		480,000	342,756
VICI Properties LP, 144A, (REIT), 5.75%, 2/1/2027		2,165,000	2,155,864
Vivion Investments Sarl, REG S, 3.0%, 8/8/2024	EUR	800,000	744,052
			9,105,105
Utilities 2.1%
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,900,000	1,843,000
144A, 4.625%, 2/1/2029		300,000	269,778
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,320,000	1,277,100
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,428,115
5.75%, 1/15/2028		1,545,000	1,488,855
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	895,211
PG&E Corp., 5.25%, 7/1/2030		900,000	807,750
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		740,000	687,956
			8,697,765
Total Corporate Bonds (Cost $435,787,835)			394,553,413

Loan Participations and Assignments 0.1%
Senior Loan
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 5.653% (d), 2/15/2029 (Cost $612,775)		641,304	613,113

	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	1,234

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $239,283)	1,219	113,001

Securities Lending Collateral 6.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (g) (h) (Cost $25,397,193)	25,397,193	25,397,193

Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 1.62% (g) (Cost $23,200,510)	23,200,510	23,200,510

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $485,237,596)	106.4	443,878,464
Other Assets and Liabilities, Net	(6.4)	(26,594,939)
Net Assets	100.0	417,283,525
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 6.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (g) (h)
41,223,363	—	15,826,170 (i)	—	—	44,059	—	25,397,193	25,397,193
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 1.62% (g)
5,840,721	206,720,881	189,361,092	—	—	52,888	—	23,200,510	23,200,510
47,064,084	206,720,881	205,187,262	—	—	96,947	—	48,597,703	48,597,703

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2022 amounted to $24,735,522, which is 5.9% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Perpetual, callable security with no stated maturity date.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
At July 31, 2022, the Fund had an unfunded loan commitments of $103,857, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	103,857	103,917	60

At July 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	348,773	USD	420,908	8/31/2022	(4,126)	Toronto-Dominion Bank
EUR	46,877,105	USD	47,776,277	8/31/2022	(236,787)	State Street Bank and Trust δ
Total unrealized depreciation					(240,913)

δ	U.S. Treasury Note with a value of $2,105,279 received as collateral for open over-the-counter derivatives contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$394,553,413	$—	$394,553,413
Loan Participations and Assignments	—	613,113	—	613,113
Common Stocks	1,234	—	—	1,234
Warrants	—	—	113,001	113,001
Short-Term Investments (a)	48,597,703	—	—	48,597,703
Unfunded Loan Commitment (b)	—	60	—	60
Total	$48,598,937	$395,166,586	$113,001	$443,878,524

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(240,913)	$—	$(240,913)
Total	$—	$(240,913)	$—	$(240,913)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
(c)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (240,913)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH3
R-080548-1 (1/23)